October 12, 2007

VIA EDGAR

The United States Securities
     and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Subject:                  Nationwide Life and Annuity Insurance Company
Registration of Flexible Premium Variable Universal Life Insurance Policies
on Form N-6 Offered through
Nationwide VL Separate Account – G

Ladies and Gentlemen:

On behalf of Nationwide Life and Annuity Insurance Company (“Nationwide”) and its Nationwide VL Separate Account – G (the “Variable Account”) we are filing an original registration statement on Form N-6 under Securities Act of 1933 (“1933 Act”) for the purpose of registering Flexible Premium Variable Universal Life Insurance Policies to be offered through the Variable Account.

This filing is being made electronically via EDGAR in accordance with Regulation S-T.

A copy of an original power of attorney document authorizing certain persons to execute the registration statement and amendments thereto, on behalf of Nationwide and the Variable Account is attached to as an exhibit to the registration statement.  An original power of attorney is on file with Nationwide.  Nationwide will maintain manually executed copies of the registration statement.

Per our discussion and your direction, the following information is included to aid in your review. The attached registration statement closely follows recently filed initial registration statement #333-146073, Accession No. 0001190903-07-000948, filed on September 14, 2007.

The following is a list of items included in the attached registration statement that were not included in registration statement #333-146073:

•	Proprietary distribution fund line-up – (four M-branded funds have been added)
•	Compensation language specific to the proprietary distributor – (previously used in registration statement #333-140608, pre-effective amendment #1 filed July 17, 2007)
•	Surrender Charge Calculation language changes in Appendix C, the SAI, and the Surrender Charge section of the prospectus.

In addition, in creating the attached registration statement, opportunities presented themselves to make changes to improve upon the clarity of the disclosure. These changes have been noted and will be applied to previously filed registration statement #333-146073 during the comment and pre-effective amendment process.

I hope you find this additional information helpful. Should you have any questions, please contact me at (614) 249-9527.

Sincerely,

Stephen F. Ayers
Variable Products Security Counsel
Nationwide Life and Annuity Insurance Company

cc:           Ms. Rebecca Marquigny